EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
Equity [abstract]
Disclosure of classes of share capital	GP Units and LP Units

UNITS	GP Units	LP Units	Total
Balance as at January 1, 2021	4	79,031,984	79,031,988
Repurchased and canceled	—	(447,871)	(447,871)
Balance as at June 30, 2021	4	78,584,113	78,584,117
(d)Redemption-Exchange Units

UNITS	Redemption-Exchange Units
Balance as at January 1, 2021	69,705,497
Repurchased and canceled	—
Balance as at June 30, 2021	69,705,497